Hedging Financial Instruments - Loss (Gain) Arising from Hedging Derivative Financial Instruments that have been Reclassified from Equity to Initial Cost of the Property, Plant and Equipment (Detail)
$ in Millions
12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Construction in progress and equipment to be accepted	$ (2)